Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Financial investments in shares with stock market	€ 3,008	€ 7
Total Non-current financial assets measured at fair value	3,008	7
Non-current guarantee deposits	6,268	5,433
Other non-current financial assets (a)	108,030	29,504
Non-current loans to related parties (see note 31)	80,851	86,363
Non-current loans to associates (b) (see note 31)		17,623
Total Non-current financial assets measured at amortized cost	€ 195,149	€ 138,923